Joint venture settlement obligation (Disclosure of Joint venture settlement obligation) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of joint ventures [line items]
Accretion	$ 459,408	$ 552,928	$ 185,587
Classified as current	1,883,795	669,449
Classified at non-current	1,760,853	2,699,291
Joint venture settlement obligation [Member] | Captiva [Member]
Disclosure of joint ventures [line items]
Opening balance	3,368,740	3,997,091
Accretion	459,408	552,928
Reclass from loan receivable	0	(206,947)
Repayment	(183,500)	(220,500)
Settled on issuance of common shares	0	(1,000,000)
Loss on modification	0	246,168
Ending balance	3,644,648	3,368,740	$ 3,997,091
Classified as current	1,883,795	669,449
Classified at non-current	$ 1,760,853	$ 2,699,291